Schedule of Probability-Weighted Valuation Model Used to Value the Convertible Notes at Fair Value (Details)	12 Months Ended
Dec. 31, 2025
2019 and 2021 Convertible Notes [Member] | SPAC Transaction [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected Date	Apr. 03, 2025
Probability of Event	75.00%
Discount Rate	54.00%
2019 and 2021 Convertible Notes [Member] | Maturity [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected Date	Feb. 28, 2026
Probability of Event	10.00%
Discount Rate	54.00%
2019 and 2021 Convertible Notes [Member] | Default Feature [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Probability of Event	15.00%
Discount Rate	54.00%
January 2024 Convertible Notes [Member] | SPAC Transaction [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected Date	Apr. 03, 2025
Probability of Event	75.00%
Discount Rate	45.00%
January 2024 Convertible Notes [Member] | Maturity [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected Date	Jul. 12, 2025
Probability of Event	10.00%
Discount Rate	45.00%
January 2024 Convertible Notes [Member] | Default Feature [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected Date	Jul. 12, 2025
Probability of Event	15.00%
Discount Rate	45.00%